OFI Global Asset Management, Inc.

Two World Financial Center

225 Liberty Street, 11th Floor

New York, NY 10281-1008

December 23, 2013

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC, 20549

Re: Oppenheimer Developing Markets Fund
Post-Effective Amendment No. 28 under the Securities Act
and Amendment No. 29 under the Investment Company Act
File Nos. 333-05579 and 811-07657

To the Securities and Exchange Commission:

On behalf of Oppenheimer Developing Markets Fund (the "Fund"), transmitted herewith for filing with the Securities and Exchange Commission (the "Commission") under the Securities Act of 1933, as amended (the "Securities Act") and the Investment Company Act of 1940, as amended (the "Investment Company Act"), is an amendment to the Fund’s Registration Statement on Form N-1A (the "Registration Statement"), including the exhibits thereto, which amendment constitutes Post-Effective Amendment No. 28 to the Registration Statement under the Securities Act and Amendment No. 29 to the Registration Statement under the Investment Company Act (the "Amendment").

The Amendment has been tagged to indicate paragraphs that include changes from Post-Effective Amendment No. 24 to the Registration Statement. This filing is being made to (i) include updated performance and expense information; (ii) include a copy of a signed Independent Registered Public Accounting Firm’s consent, and incorporate by reference the audited financial statements of the Fund for the fiscal year ended August 31, 2013 and (iii) reflect other non-material changes permitted by Rule 485(b) under the Securities Act.

Pursuant to Rule 485(b)(4) under the Securities Act, the undersigned counsel, who prepared or reviewed the Amendment, hereby represents to the Securities and Exchange Commission (the "Commission") that, to our knowledge, the Amendment does not contain disclosure which would render it ineligible to become effective pursuant to Rule 485(b). This filing is intended to become effective December 27, 2013, as indicated on the facing page.

The Commission Staff is requested to address any comments or questions you may have on this filing to:

Edward Gizzi, Esq.
Vice President & Associate Counsel
OFI Global Asset Management, Inc.
Two World Financial Center
225 Liberty Street, 11th Floor
New York, New York 10281-1008
212-323-4091
egizzi@ofiglobal.com

Sincerely,

/s/ Carolyn Liu-Hartman

Carolyn Liu-Hartman

Assistant Vice President & Assistant Counsel

cc:	Valerie Lithotomos, Esq.
Kramer Levin Naftalis & Frankel LLP
KPMG LLP
Edward Gizzi, Esq.
Gloria LaFond